SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES
of
Invesco Van Kampen Trust for Investment Grade Municipals
1555 Peachtree Street, N.E.
Suite1800
Atlanta, GA 30309
under the
Investment Company Act of 1940
Investment Company Act File No. 811-06471
_________________
     Invesco Van Kampen Trust for Investment Grade Municipals (the “Fund”) hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940.
(1)	Title of the class of Securities to be redeemed:
Auction Rate Preferred Shares, par value of $0.01 per share, liquidation preference of $25,000 per share (“ARPS”), Series A, Series B, Series C, Series D, Series E, Series F, Series G, Series H and Series I.
(2)	Date on which the securities may be called or redeemed:
The ARPS will be redeemed for each series on the following dates:
Series A on January 12, 2012
Series B on January 19, 2012
Series C on January 24, 2012
Series D on January 30, 2012
Series E on January 12, 2012
Series F on January 19, 2012
Series G on January 26, 2012
Series H on January 24, 2012
Series I on January 17, 2012
(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:
ARPS are to be redeemed in accordance with Section 3 of the Certificate of Vote of Trustees Establishing Nine Series of Preferred Shares.
(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
420 outstanding shares of Series A ARPS
420 outstanding shares of Series B ARPS
420 outstanding shares of Series C ARPS
224 outstanding shares of Series D ARPS
308 outstanding shares of Series E ARPS
308 outstanding shares of Series F ARPS
308 outstanding shares of Series G ARPS
314 outstanding shares of Series H ARPS
280 outstanding shares of Series I ARPS
     Such redemption of each series of shares of outstanding ARPS shall be effected pro rata.
     Please note that this notice serves only to disclose a proposed redemption of each of the ARPS series.

SIGNATURE
Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 13th day of December 2011.

INVESCO VAN KAMPEN TRUST FOR
INVESTMENT GRADE MUNICIPALS

By:	/s/ Elizabeth Nelson Name: Elizabeth Nelson
Title: Assistant Secretary

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